Contract Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Contract liabilities [abstract]
Contract Liabilities [Text Block]

13. Deferred revenue

The following table presents the changes in deferred revenue:

	September 30, 2020	December 31, 2019
Balance, beginning of period	$-	$-
Amounts invoiced and revenue deferred	7,053	-
Recognition of deferred revenue included in the balance at the beginning of period	-	-
Balance, end of period	$7,053	$-

14. Contract Liabilities

The following table presents the changes in contract liabilities:

	September 30,	September 30,
	2022	2021
Balance, beginning of fiscal year	$-	$7,053
Acquired in acquisition of POC (see Note 4(a))	29,759	-
Amounts invoiced and revenue deferred	17,512	-
Recognition of deferred revenue included in the balance at the beginning of period	-	(7,053)
Balance, end of fiscal year	$47,271	$-